Note 3 - Trade Accounts and Notes Receivable, Net - Schedule of Long Term Payments Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total minimum payments	€ 77	€ 299
Sales Type Leases [Member]
2018	217
2019	45
2020	21
2021	10
2022
Total minimum payments	€ 293